Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions
36. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals (and their close family members) capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello s.s. (“Monterubello”), as well as other companies owned by Monterubello and its shareholders. Related parties also include the Group’s associates and joint arrangements, members of the Group’s Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.

The Group’s transactions with related parties are primarily of a commercial and/or financial nature and are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are further described below.
Transactions with associates
•Transactions with TFI and its subsidiaries (the “TFI Group”), prior to the completion of the TFI Acquisition (following which TFI Group is part of the Ermenegildo Zegna Group and no longer a related party that requires separate disclosure), primarily related to:
◦a licensing agreement for the production and worldwide distribution of luxury men’s ready to wear and made to measure clothing, footwear and accessories under the TOM FORD brand (which ended with the deliveries of the Fall/Winter 2022 collection), as well as a supply agreement to act as exclusive supplier for certain TOM FORD menswear products starting with the Spring/Summer 2023 collection (for which the supply commenced in 2022);
◦financial loans to TFI that were fully settled in 2023; and
◦a financial guarantee provided in 2020 by the Group to TFI (which at the time was an associate of the Group) for an amount of $7,500 thousand in relation to its payment obligations under a bank loan issued to TFI. Such guarantee was subsequently reduced to $6,875 thousand in 2022 and terminated in 2023 as part of the transactions contemplated by the TFI Acquisition. No amounts were claimed under the guarantee.
•The purchase of raw materials (primarily carded yarns) from Filati Biagioli Modesto.
•The purchase of finished products from Norda Run Inc. and Luigi Fedeli e Figlio S.r.l.
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
•The purchase of raw materials (primarily wool) from Gruppo Schneider S.p.A and its subsidiaries (the “Schneider Group”).
•The purchase of industrial services (primarily finishing of fabrics), from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•Transactions with PKB Bank AG relating to an interest-bearing loan amounting to €5,000 thousand which was fully repaid in the first half of 2022.
•The rental of properties from EZ Real Estate S.r.l. (“EZ Real Estate”) or its subsidiaries under lease agreements (EZ Real Estate and its subsidiaries were part of the Group prior to the disposition of the Group’s real estate business in November 2021).
•Licensing, marketing and other sustainability-related services from Oasi Zegna.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into with Mr. Thom Browne as part of the Group’s investments in Thom Browne whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne. For additional information relating to the Thom Browne put option, see Note 28 — Other current and non-current financial liabilities.
Transactions with other related parties connected to directors and shareholders
•Transactions with UBS Group AG and its subsidiaries (together referred to as the “UBS Group AG”) for borrowings, revolving credit lines and financial assets the Group holds (mainly cash and cash equivalents and other securities), as well as derivative contracts in the course of the Group’s risk management activities. UBS Group AG also provides certain financial guarantees to third parties on behalf of the Group. Following Mr. Sergio Ermotti’s appointment as Group Chief Executive Officer of UBS Group AG effective April 5, 2023, UBS Group AG and its subsidiaries qualify as related parties of the Group.
The following table summarizes transactions with related parties for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024						2023						2022
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
TFI Group(1)(2)	—	—	—	—		—	3,233	288	740	—	(7)	—	35,525	—	6,396	—	136	—
Filati Biagioli Modesto S.p.A.	—	5,782	65	—	—	—	5	4,782	141	—	96	—	—	3,304	61	—	—	—
Norda Run Inc.	—	138	(4)	—	—	—	—	2,072	122	—	—	(14)	—	—	—	—	—	—
Tizeta S.r.l.(1)	—	—	—	—	—	—	—	—	—	—	—	—	1	—	—	—	—	—
Luigi Fedeli e Figlio S.r.l.	62	547	4	—	(5)	—	86	85	—	—	—	—	—	—	—	—	—	—
Total associates	62	6,467	65	—	(5)	—	3,324	7,227	1,003	—	89	(14)	35,526	3,304	6,457	—	136	—
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate(3)	14	2,534	4,187	2,106	(744)	—	4	2,580	4,100	2,072	(545)	—	8	2,545	3,638	—	(490)	—
Schneider Group	6	13,398	(1)	—	—	—	25	14,209	14	—		—	23	14,785	52	—	—	—
Alan Real Estate S.A.(3)	—	1,730	3,160	—	(1,708)	—	—	1,650	3,100	—	(310)	(8)		1,692	1,415	—	(13)	—
Agnona S.r.l.	70	55	261	67	(1)	—	64	35	210	32	(1)	(1)	195	262	81	—	—	—
61 West 23rd Street LLC(3)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(16)	—	—	—
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team(4)	341	5,632	1,311	39	4	—	195	5,827	614	6	3	—	1	6,086	33	—	(8)	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	559	—	(1,519)	(1,746)	—	—	3,108	—	(1,522)	350	—	—	—	—	—	—
Other	—	—	2,754	—	—	—	—	—	3,038	—	—	—	—	—	2,563	—	—	—
Total transactions with related parties	493	29,816	12,296	2,212	(3,973)	(1,746)	3,612	31,528	15,187	2,110	(2,286)	327	35,753	28,674	14,223	—	(375)	—
Total for the Group	1,946,647	650,087	1,008,324	121,384	(25,967)	(11,338)	1,904,549	680,235	901,364	114,802	(30,839)	(5,262)	1,492,840	564,832	695,084	85,147	(41,026)	(7,869)
______________________
(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Costs with TFI Group include royalties prior to the completion of the TFI Acquisition amounting to €181 thousand and €3,956 thousand for the years ended December 31, 2023 and 2022, respectively.
(3)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.
The following table summarizes assets and liabilities with related parties at December 31, 2024 and 2023.

	At December 31,
	2024				2023
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	14	—	780	—	598	—	927
Luigi Fedeli e Figlio S.r.l.	—	—	—	64	—	3	—	—
Norda Run Inc.	—	—	—	—	—	—	—	2
Total associates	—	14	—	844	—	601	—	929
Monterubello and Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate (1)	39,222	81	33,284	8,955	43,215	82	37,320	8,503
Alan Real Estate S.A.(1)	37,357	—	33,332	5,153	37,154	—	33,245	5,291
Schneider Group	—	211	—	2,319	—	—	—	4,176
Agnona S.r.l.	—	33	—	125	—	55	—	56
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team(2)	179	280	—	1,944	406	188	—	2,144
Other related parties connected to directors and shareholders
UBS Group AG	2,542	52,788	1,756	23,254	—	43,202	20,000	3,017
Other	—	—	—	599	—	—	—	530
Total transactions with related parties	79,300	53,407	68,372	43,193	80,775	44,128	90,565	24,646
Total for the Group	1,627,811	1,206,162	998,201	852,885	1,479,375	1,287,636	853,992	1,012,123
______________________
(1)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(2)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.
The following table summarizes remuneration of and outstanding balances with the directors of the Group and key executives with strategic responsibilities:

	Key Management Personnel					Outstanding Balance
(€ thousands)	Short-term employee benefits(1)	Post- employment benefits	Other long-term benefits	Share-based payments	Financial income	Employee benefits	Other current and non-current financial liabilities(2)	Other current liabilities	Non-current financial assets
2024	15,849	1,986	3,392	4,058	—	7,074	127,072	4,912	—
2023	17,516	3,047	9,110	14,251	—	4,346	138,558	43,034	—
2022	17,337	1,015	13,623	9,358	(24)	28,648	156,782	6,861	2,240
______________________
(1)Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)Primarily relates to liabilities on put contracts entered into as part of the Group’s investment in Thom Browne.